GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 55,313	$ 44,663
Business combination	3,664	10,043
Classifications	(735)	430
Foreign currency translation adjustments	(2,752)	177
Goodwill, Ending Balance	55,490	55,313
IT Professional Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	28,495	18,036
Business combination	0	9,007
Classifications	0	430
Foreign currency translation adjustments	(1,906)	1,022
Goodwill, Ending Balance	26,589	28,495
Software Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	26,818	26,627
Business combination	3,664	1,036
Classifications	(496)	0
Foreign currency translation adjustments	(1,085)	(845)
Goodwill, Ending Balance	$ 28,901	$ 26,818